Average Annual Total Returns{- Fidelity Freedom Index 2025 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-10 - Fidelity Freedom Index 2025 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1904 Past 1 year	F1904 Past 5 years	F1904 Since Inception
Total	13.58%	9.99%	8.12%	[1]	Jun. 24, 2015	12.67%	8.67%	6.84%	[1]	Jun. 24, 2015	8.23%	7.56%	6.05%	[1]	Jun. 24, 2015	18.40%	15.22%	13.26%	[1]	13.56%	10.07%	8.21%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class